Consolidated Statements of Net Income (Loss) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Profit or loss [abstract]
Revenue	$ 3,806.0	$ 1,794.9	$ 1,956.9
Operating expenses
Cost of sales	2,292.0	1,637.7	2,037.0
Administrative and selling expenses	103.0	72.4	56.9
Profit (loss) from operations	1,411.0	84.8	(137.0)
Other (income) and expenses
Finance income	(0.5)	(1.1)	(2.6)
Finance costs	48.6	68.5	63.8
Interest on pension and other post-employment benefit obligations	11.6	17.0	17.3
Foreign exchange loss (gain)	4.3	76.5	(35.3)
Transaction costs	26.5	0.0	0.0
Listing expense	235.6	0.0	0.0
Change in fair value of warrant liability	6.4	0.0	0.0
Change in fair value of earnout liability	(78.1)	0.0	0.0
Other (income) and expenses	254.4	160.9	43.2
Income (loss) before income taxes	1,156.6	(76.1)	(180.2)
Income tax expense (recovery)	298.9	0.0	(4.3)
Net income (loss)	$ 857.7	$ (76.1)	$ (175.9)
Net income (loss) per common share
Basic	$ 8.53	$ (1.06)	$ (2.46)
Diluted	$ 7.75	$ (1.06)	$ (2.46)